Employee Benefit Plans (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	15.00%
Defined Contribution Plan, Employer Contributions, Vesting Period	5 years
Defined Contribution Plan, Cost	$ 738	$ 605
Defined Benefit Plan, Benefit Obligation	7,186	8,465	$ 8,084
Defined Benefit Plan, Net Periodic Benefit Cost	(98)	(45)
Defined Benefit Plan, Benefits Paid	582	577
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	510
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	498
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	486
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	487
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	472
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	2,233
Change in Projected Benefit Obligation from Change in Projected Discount Rate	900
Defined Benefit Plan, Accumulated Benefit Obligation	$ 7,186	$ 8,465
Defined Benefit Plan, Target Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Plan Assets, Target Allocation, Long-term Growth, Percentage	97.00%
Defined Benefit Plan, Plan Assets, Target Allocation, Short-term Growth, Percentage	3.00%
Accumulated Postretirement Benefit Obligation	$ 1,291	$ 1,142
Supplemental Employee Retirement Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	3,362	3,360
Pension and Other Postretirement Benefits Cost (Reversal of Cost)	434	301
Cash Surrender Value of Life Insurance	37,932	37,060
Defined Benefit Plan, Net Periodic Benefit Cost	149	168
Multiemployer Plans, Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	46
Defined Benefit Plan, Contributions by Employer	$ 46	$ 46
Defined Benefit Plan, Percentage of Plan Funded	91.40%	89.00%
Defined Benefit Plan, Contribution Percentage	5.00%
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	4.20%	6.40%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	46.10%	50.20%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	45.80%	40.20%
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	3.90%	3.20%
Minimum [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	0.00%
Minimum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	40.00%
Minimum [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	40.00%
Minimum [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	0.00%
Maximum [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	20.00%
Maximum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	60.00%
Maximum [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	60.00%
Maximum [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	5.00%
Delaware Bancshares, Inc. [Member] | Director Fee Deferral and Continuation Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 249	$ 331
Pension and Other Postretirement Benefits Cost (Reversal of Cost)	$ 6	$ 9
Delaware Bancshares, Inc. [Member] | Director Fee Deferral and Continuation Plan [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Payment Period	5 years
Delaware Bancshares, Inc. [Member] | Director Fee Deferral and Continuation Plan [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Payment Period	15 years